Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Plan Termination	Plan TerminationAlthough it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. If the Plan is terminated for any reason, the Plan administrator is to distribute each participant’s interest to the participant or the participant’s beneficiary.